FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Financial assets and liabilities recorded at fair value
Measurement of financial leveraging index

	12/31/2019	12/31/2018
Total loans, financing and debentures	47,899,595	54,372,798
(-) Cash and cash equivalents	(335,307)	(583,352)
(-) Marketable securities	(10,742,766)	(6,701,937)
Net debt	36,821,568	47,087,509
(+) Total equity	71,394,146	56,008,948
Total capital	108,215,714	103,096,457
Financial leverage index	34%	46%

Schedule of classification by category of financial instruments

	Level	12/31/2019	12/31/2018
FINANCIAL ASSETS			(Revised)
Amortized cost		28,615,140	28,349,514
Loans and financing		14,276,816	13,874,941
Reimbursement rights		5,464,005	6,256,311
Financial asset - Generation		2,070,912	2,033,078
Financial asset - Itaipu		1,202,493	1,803,717
Customers		5,566,684	4,087,634
Marketable securities		34,230	293,833

Fair value through profit or loss		46,623,772	43,540,027
Marketable securities	2	10,708,536	6,408,104
RBSE	3	34,288,071	36,277,549
Cash and cash equivalents	1	335,307	583,352
Derivative Financial Instruments	2	291,858	371,022

Fair value through other comprehensive income		2,056,990	1,447,150
Investments (Equity Holdings)	1	2,056,990	1,447,150

FINANCIAL LIABILITIES
Amortized cost		54,090,209	60,513,440
Loans and financing		41,940,363	54,372,798
Debentures		5,959,278	468,228
Reimbursement obligations		1,796,753	1,250,619
Suppliers		3,113,612	3,377,105
Commercial leasing		1,207,189	976,115
Concessions payable UBP		73,014	68,575

Fair value through profit or loss		5,683	26,421
Derivative Financial Instruments	2	5,683	26,421

Schedule of analysis of non-derivative financial liabilities by maturity

	12/31/2019
	Payment flow
	Up to 1 year	From 1 to 2 years	From 2 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES (Current/Non-Current)
Measured at amortized cost	15,412,375	19,696,974	11,600,831	15,876,498	62,586,679
Loans and financing	9,783,672	18,982,813	8,864,393	11,309,125	48,940,003
Suppliers	3,092,676	20,936	—	—	3,113,612
Reimbursement obligations	1,796,753	—	—	—	1,796,753
Commercial leasing	242,055	219,635	643,834	224,708	1,330,232
Debentures	492,623	469,382	2,080,612	4,290,447	7,333,064
Concessions payable UBP	4,596	4,208	11,992	52,218	73,014

	12/31/2018
	Payment flow
	Up to 1 year	From 1 to 2 years	From 2 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES (Current/Non-Current)
Measured at amortized cost	15,132,228	18,849,860	8,968,042	14,980,746	57,930,875
Loans and financing	10,385,810	18,107,879	8,636,012	14,717,910	51,847,610
Suppliers	3,303,173	—	16,555	—	3,319,728
Reimbursement obligations	1,250,619	—	—	—	1,250,619
Commercial leasing	152,122	304,244	304,243	215,506	976,115
Debentures	36,073	432,155	—	—	468,228
Concessions payable UBP	4,431	5,582	11,232	47,330	68,575

Risk of exchange rate appreciation: and depreciation
Financial assets and liabilities recorded at fair value
Impact of each scenario on company results, sensitivity analysis

		Balance on 12/31/2019		Effect on income- revenue (expense)
		Foreign		Scenario I -	Scenario II -	Scenario III -	Scenario II -	Scenario III -
		currency	Reais	Probable 2019[1]	(+25%)[1]	(+50%)[1]	(-25%)[1]	(-50%)[1]
	Loans obtained	2,077,144	8,371,098	62,522	(2,014,622)	(4,091,766)	2,139,666	4,216,810
USD	Loans granted	1,450,154	5,845,135	(44,520)	1,405,634	2,855,788	(1,494,674)	(2,944,827)
	Financial asset - ITAIPU	451,654	1,820,481	(13,866)	437,788	889,442	(465,520)	(917,173)
	Impact on income - USD	3,978,952	16,036,714	4,136	(171,200)	(346,536)	179,472	354,810

EURO	Loans obtained	51,966	235,353	(9,925)	(71,245)	(132,565)	51,394	112,714
	Impact on income - EURO	51,966	235,353	(9,925)	(71,245)	(132,565)	51,394	112,714

Impact on income in case of exchange rate appraisal				(5,789)	(242,445)	(479,101)
Impact on income in case of exchange rate appraisal							230,866	467,524
(1)	Assumptions adopted:

	12/31/2019	Probable	+25%	+50%	-25%	-50%
USD	4.03	4.00	5.00	6.00	3.00	2.00
EURO	4.51	4.72	5.90	7.08	3.54	2.36
IENE	0.04	0.04	0.05	0.06	0.03	0.02

Assumptions adopted
(1)	Assumptions adopted:

	12/31/2019	Probable	+25%	+50%	-25%	-50%
USD	4.03	4.00	5.00	6.00	3.00	2.00
EURO	4.51	4.72	5.90	7.08	3.54	2.36
IENE	0.04	0.04	0.05	0.06	0.03	0.02

Interest rate risk
Financial assets and liabilities recorded at fair value
Impact of each scenario on company results, sensitivity analysis

			Effect on income - revenue (expense)
		Balance on	Scenario I -	Scenario II	Scenario III	Scenario II	Scenario III
		12/31/2019	Probable 2019 [1]	(+25%) [1]	(+50%) [1]	(-25%) [1]	(-50%) [1]
		—	—	—	—	—
CDI	Loans obtained	8,698,416	(381,860)	(477,326)	(572,791)	(286,395)	(190,930)
	Debentures issued	4,779,292	(209,811)	(262,264)	(314,716)	(157,358)	(104,905)
	Impact on income - CDI	13,477,708	(591,671)	(739,590)	(887,507)	(443,753)	(295,835)

SELIC	Loans obtained	8,594,909	(386,771)	(483,464)	(580,156)	(290,078)	(193,385)
	Impact on income - IPCA	8,594,909	(386,771)	(483,464)	(580,156)	(290,078)	(193,385)

TJLP	Loans obtained	6,232,878	(333,459)	(416,824)	(500,188)	(250,094)	(166,729)
	Debentures issued	197,711	10,794	13,222	15,866	7,933	5,289
	Impact on income - TJLP	6,430,589	(322,665)	(403,602)	(484,322)	(242,161)	(161,440)

IGPM	Lease liabilities	1,207,189	(56,496)	(70,621)	(84,745)	42,372	28,248
	Loans granted	239,095	11,190	13,987	16,784	8,392	5,595
	Impact on income - IGPM	1,446,284	(45,306)	(56,634)	(67,961)	50,764	33,843

IPCA	Loans obtained	73,481	(2,704)	(3,380)	(4,056)	(2,028)	(1,352)
	Loans granted	146,824	5,403	6,754	8,105	4,052	2,702
	Debentures issued	982,275	(36,148)	(45,185)	(54,222)	(27,111)	(18,074)
	Impact on income - IPCA	1,202,580	(33,449)	(41,811)	(50,173)	(25,087)	(16,724)

Impact on income - index appreciation			(1,380,078)	(1,725,101)	(2,070,119)
Impact on income - index appreciation						(950,315)	(633,541)

(1) Assumptions adopted:		12/31/2019	Probable	+25%	+50%	-25%	-50%
	CDI	4.40%	4.39%	5.49%	6.59%	3.29%	2.20%
	SELIC	4.50%	4.50%	5.63%	6.75%	3.38%	2.25%
	IPCA	4.20%	3.68%	4.60%	5.52%	2.76%	1.84%
	TJLP	5.57%	5.35%	6.69%	8.03%	4.01%	2.68%
	IGPM	7.30%	4.68%	5.85%	7.02%	3.51%	2.34%

Price risk
Financial assets and liabilities recorded at fair value
Impact of each scenario on company results, sensitivity analysis
•

Embedded derivative	Probable	Scenario I	Scenario II	Scenario III	Scenario IV
Electricity supply (41.4.1)	291,720	218,790	145,860	364,650	437,580
Conversion option into shares (41.4.2)	5,000	3,750	2,500	6,250	7,500

LIBOR
Financial assets and liabilities recorded at fair value
Impact of each scenario on company results, sensitivity analysis

		Balance of debt/National value
		on 12/31/2019		Effect on income - revenue (expense)
				Scenario I -	Scenario II	Scenario III
		In USD	In reais	Probable 2019 [1]	(+25%) [1]	(+50%) [1]
LIBOR	Loans obtained	198,295	799,128	3,137	3,921	4,705
	Derivative	169	683	(3)	(3)	(4)
	Total	198,464	799,811	3,134	3,918	4,701

(¹) Assumptions adopted:	12/31/2019	Probable	25%	50%
USD	4.03	4.00	5.00	6.00
LIBOR	1.91%	1.57%	1.96%	2.36%

Assumptions adopted

(¹) Assumptions adopted:	12/31/2019	Probable	25%	50%
USD	4.03	4.00	5.00	6.00
LIBOR	1.91%	1.57%	1.96%	2.36%